13F-
06/30/2007
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  August 14, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    163701

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALCOA INC			 COMMON STOCK     013817101	8415   207630 SH       SOLE     01          207630        0        0
D AMERICAN HOME MTG INVT CORP	 COMMON STOCK	  02660R107	 708    38500 SH       SOLE     01           38500        0        0
D AMERICAN HOME MTG INVT CORP	 COMMON STOCK	  02660R907	2093   113900 SH  CALL SOLE     01          113900        0        0
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105	3902    63000 SH       SOLE     01           63000        0        0
D BAIDU COM INC	                 SPON ADR REP A   056752108	6047    36000 SH       SOLE     01           36000        0        0
D BOEING CO	                 COMMON STOCK     097023105	7837    81500 SH       SOLE     01           81500        0        0
D DST SYS INC DEL		 COMMON STOCK	  233326107	5180    65400 SH       SOLE     01           65400        0        0
D E M C CORP MASS		 COMMON STOCK 	  268648102     4525   250000 SH       SOLE     01          250000        0        0
D E M C CORP MASS		 COMMON STOCK 	  268648902     2896   160000 SH  CALL SOLE     01          160000        0        0
D EQUINIX INC			 COM NEW 	  29444U502     4802    52500 SH       SOLE     01           52500        0        0
D FIDELITY NATL INFORMATION SV   COMMON STOCK     31620M106     4125    76000 SH       SOLE     01           76000        0        0
D FOCUS MEDIA HLDG LTD	         SPONSORED ADR    34415V109     4585    90826 SH       SOLE     01           90826  	  0        0
D GRANITE CONSTR INc             COMMON STOCK     387328107     4493    70000 SH       SOLE     01           70000        0        0
D GREAT LAKES DREDGE & DOCK CO   COMMON STOCK     390607109	7211   759050 SH       SOLE     01          759050        0        0
D INDYMAC BANCORP INC		 COMMON STOCK     456607100     5732   196500 SH       SOLE     01          196500        0        0
D INDYMAC BANCORP INC		 COMMON STOCK     456607900     2334    80000 SH  CALL SOLE     01           80000        0        0
D INFINEON TECHNOLOGIES AG	 SPONSORED ADR    45662N103     7306   442000 SH       SOLE     01          442000        0        0
D INTEL CORP	                 COMMON STOCK     458140100     4629   195000 SH       SOLE     01          195000        0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902102     6124   154250 SH       SOLE     01          154250        0        0
D JA SOLAR HOLDINGS CO LTD       SPON ADR	  466090107     3878   115000 SH       SOLE     01          115000        0        0
D JETBLUE AWYS CORP		 COMMoN STOCK	  477143901     4230   360000 SH  CALL SOLE     01          360000        0        0
D KAISER ALUMINUM CORP           COM PAR $0.01    483007704	3680    50500 SH       SOLE     01           50500        0        0
D KIRBY CORP		         COMMON STOCK     497266106     3029    78900 SH       SOLE     01           78900        0        0
D MARTIN MARIETTA MATLS INC	 COMMON STOCK     573284106     6043    37300 SH       SOLE     01           37300        0        0
D MEDCO HEALTH SOLUTIONS INC	 COMMON STOCK     58405U102     5927    76000 SH       SOLE     01           76000        0        0
D ORCKIT COMMUNICATIONS LTD      SHS NEW          M7531S206      807    90000 SH       SOLE     01           90000        0        0
D QUALCOMM INC	                 COMMON STOCK     747525103	5814   134000 SH       SOLE     01          134000        0        0
D SAVVIS INC      		 COM NEW          805423308	1914    38650 SH       SOLE     01           38650        0        0
D SIMPSON MANUFACTURING CO INC	 COMMON STOCK     829073905	1687    50000 SH CALL  SOLE     01           50000        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     5298   274000 SH       SOLE     01          274000        0        0
D TRINA SOLAR LIMITED	         SPON ADR	  89628E104     5402   105000 SH       SOLE     01          105000        0        0
D TRINA SOLAR LIMITED	         SPON ADR	  89628E904     1029    20000 SH CALL  SOLE     01           20000        0        0
D UAL CORP			 COM NEW	  902549807	5439   134000 SH       SOLE     01          134000        0        0
D UNUM GROUP			 COMMON STOCK     91529Y106	4099   157000 SH       SOLE     01          157000        0        0
D VULCAN MATLS CO		 COMMON STOCK	  929160109     3883    33900 SH       SOLE     01           33900        0        0
D WESTERN UN CO			 COMMON STOCK	  959802109     4614   221500 SH       SOLE     01          221500        0        0
D WNS HOLDINGS LTD		 SPONSORED ADR	  92932M101     3984   140000 SH       SOLE     01          140000        0        0


S REPORT SUMMARY                 37 DATA RECORDS              163701        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       06/30/07
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            37
               Total Records                   37
               Total Omitted                    0
Report Market Value x($1000)               163701
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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